Securities - Summary of Allowance for Credit Losses - Securities at FVOCI (Detail) - Debt securities at fair value through other comprehensive income [member] - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2026	Apr. 30, 2025
Disclosure of financial assets [line items]
Balance at beginning of period	$ (38)	$ (38)	$ (40)	$ (35)
Provision for credit losses
Purchases	2	2	4	4
Sales and maturities	(1)	(1)	(2)	(2)
Changes in risk, parameters and exposures	(2)	(3)	(4)	(8)
Exchange rate and other	1	5	4	6
Balance at end of period	(38)	(35)	(38)	(35)
Performing Stage one [member]
Disclosure of financial assets [line items]
Balance at beginning of period	5	4	5	6
Provision for credit losses
Purchases	2	2	4	4
Sales and maturities	(1)	(1)	(2)	(2)
Changes in risk, parameters and exposures		(1)	(1)	(4)
Exchange rate and other	(1)	1	(1)	1
Balance at end of period	5	5	5	5
Impaired Stage three [member]
Disclosure of financial assets [line items]
Balance at beginning of period	(43)	(42)	(45)	(41)
Provision for credit losses
Changes in risk, parameters and exposures	(2)	(2)	(3)	(4)
Exchange rate and other	2	4	5	5
Balance at end of period	$ (43)	$ (40)	$ (43)	$ (40)